Statutory Information	12 Months Ended
Jun. 30, 2024
Statutory Information
Statutory Information	34 Statutory Information The registered office and principal place of business of the company is: Australian Oilseeds Investments Pty Ltd. Unit 2, 100 Park Road SLACKS CREEK QLD 4127